Earnings per share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per share
27.	Earnings per share

	2019	2018	2017
Numerator:
Profit attributable to owners of the Company	3,246,487	2,021,065	1,979,129
Denominator:
Weighted average number of shares (*)	2,183,922,483	2,184,750,233	2,193,184,437

Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	1.49	0.93	0.90

(*)	Refer to Note 26 – Treasury shares

	2019	2018	2017
Numerator:
Profit from continuing operations attributable to owners of the Company	2,474,051	2,021,065	1,979,129
Denominator:
Weighted average number of shares (*)	2,183,922,483	2,184,750,233	2,193,184,437

Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	1.14	0.93	0.90

(*)	Refer to Note 26 – Treasury shares

	2019	2018	2017
Numerator:
Profit from continuing operations attributable to owners of the Company	772,436	—	—
Denominator:
Weighted average number of shares (*)	2,183,922,483	2,184,750,233	2,193,184,437

Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	0.35	—	—

(*)	Refer to Note 26 – Treasury shares